Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and equipment

Property and equipment consisted of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Building(1)	34,791,400	34,791,400
Electronic equipment	212,490	107,368
Office equipment	321,785	321,785
Vehicles	890,761	1,173,858
Leasehold and property improvement	1,771,349	1,585,851
Total	37,987,785	37,980,262

Less: accumulated depreciation and amortization	6,476,688	8,417,191
Less: accumulated impairment losses	-	3,798,284
Property and equipment, net	31,511,097	25,764,787
(1)	The Group mortgaged this building to obtain a line of credit in RMB7,000,000 from Rural Commercial Bank, with a five-year term from June 24, 2022 to June 23, 2027. On September 8, 2022, Youba Tech obtained additional line of credit of RMB5,200,000 from Rural Commercial Bank, with a five-year term from September 8, 2022 to September 7, 2027. The building is also pledged to secure for this line of credit.